Eaton Vance

Income Fund of Boston

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 1.6%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)(2)	177,636	$4,591,891

		$4,591,891

Consumer Products — 0.0%(3)
HF Holdings, Inc.(1)(4)(5)	3,400	$194,208

		$194,208

Energy — 0.7%
Ascent CNR Corp., Class A(1)(4)(5)	32,029,863	$4,804,479
Cheniere Energy Partners, L.P.	392,906	16,608,137
Cheniere Energy, Inc.(1)	186,427	15,833,245
Extraction Oil & Gas, Inc.(1)	209,631	9,326,483
Nine Point Energy Holdings, Inc.(1)(4)(5)	157,059	0

		$46,572,344

Environmental — 0.2%
GFL Environmental, Inc.	300,300	$10,471,461

		$10,471,461

Gaming — 0.0%
New Cotai Participation Corp., Class B(1)(4)(5)	36	$0

		$0

Homebuilders & Real Estate — 0.2%
VICI Properties, Inc.	524,000	$16,343,560

		$16,343,560

Services — 0.4%
Hertz Global Holdings, Inc. (non-registered)(1)(17)	1,962,210	$24,650,263

		$24,650,263

Total Common Stocks (identified cost $83,898,795)		$102,823,727

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$8,539	$8,875,437

		$8,875,437

Security	Principal Amount (000’s omitted)	Value
Leisure — 0.0%(3)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23	$1,533	$1,973,167

		$1,973,167

Total Convertible Bonds (identified cost $9,597,575)		$10,848,604

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(1)(4)(5)	2,928	$0

		$0

Environmental — 0.2%
GFL Environmental, Inc., 6.00%	188,016	$15,272,540

		$15,272,540

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	213,119	$11,981,550

		$11,981,550

Total Convertible Preferred Stocks (identified cost $24,164,277)		$27,254,090

Corporate Bonds — 85.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 2.5%
Bombardier, Inc.:
7.125%, 6/15/26(6)	7,440	$7,746,826
7.50%, 12/1/24(6)	3,340	3,477,775
7.875%, 4/15/27(6)	14,584	15,116,681
BWX Technologies, Inc.:
4.125%, 6/30/28(6)	8,345	8,572,735
4.125%, 4/15/29(6)	7,093	7,280,503
Moog, Inc., 4.25%, 12/15/27(6)	10,223	10,561,637
Rolls-Royce PLC, 5.75%, 10/15/27(6)	29,407	32,163,906
Science Applications International Corp., 4.875%, 4/1/28(6)	12,585	13,225,639
TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	5,312,541
TransDigm, Inc.:
4.625%, 1/15/29(6)	11,770	11,755,758
5.50%, 11/15/27	15,419	15,939,391
6.25%, 3/15/26(6)	16,947	17,794,350
6.375%, 6/15/26	9,600	9,936,000
7.50%, 3/15/27	7,253	7,694,708

		$166,578,450

Security	Principal Amount* (000’s omitted)		Value
Air Transportation — 1.2%
Air Canada:
3.875%, 8/15/26(6)(7)		7,819	$7,847,539
4.625%, 8/15/29(6)(7)	CAD	7,161	5,739,821
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(6)		19,773	20,712,218
5.75%, 4/20/29(6)		19,773	21,353,456
United Airlines, Inc.:
4.375%, 4/15/26(6)		8,188	8,434,704
4.625%, 4/15/29(6)		12,596	12,973,880

			$77,061,618

Automotive & Auto Parts — 5.4%
Clarios Global, L.P., 6.75%, 5/15/25(6)		3,642	$3,872,794
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(8)	EUR	23,368	28,699,081
6.25%, 5/15/26(6)		7,212	7,635,705
8.50%, 5/15/27(6)		19,419	20,996,794
Ford Motor Co.:
4.75%, 1/15/43		19,531	21,466,815
7.45%, 7/16/31		15,725	20,844,352
8.50%, 4/21/23		14,165	15,744,114
9.00%, 4/22/25		23,301	28,711,492
9.625%, 4/22/30		9,753	14,095,426
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(9)		2,470	2,461,481
2.90%, 2/16/28		4,218	4,229,072
2.979%, 8/3/22		408	414,132
3.087%, 1/9/23		3,749	3,824,561
3.339%, 3/28/22		3,932	3,981,700
3.37%, 11/17/23		9,445	9,799,188
3.815%, 11/2/27		20,089	21,143,672
4.00%, 11/13/30		9,839	10,418,222
4.125%, 8/17/27		35,978	38,541,432
4.271%, 1/9/27		4,368	4,716,130
4.375%, 8/6/23		2,493	2,618,897
5.113%, 5/3/29		5,476	6,207,840
5.125%, 6/16/25		9,083	10,014,007
5.584%, 3/18/24		1,976	2,155,915
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(6)		20,783	21,892,500
5.25%, 7/15/31(6)		16,742	17,684,826
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)		14,912	15,436,157
Wheel Pros, Inc., 6.50%, 5/15/29(6)		12,984	13,210,311

			$350,816,616

Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)		12,584	$13,040,170

			$13,040,170

Security	Principal Amount* (000’s omitted)	Value
Broadcasting — 2.9%
Audacy Capital Corp., 6.75%, 3/31/29(6)	16,478	$16,827,251
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(6)	19,767	11,489,569
iHeartCommunications, Inc.:
6.375%, 5/1/26	670	707,780
8.375%, 5/1/27	5,370	5,718,813
Netflix, Inc.:
4.875%, 6/15/30(6)	13,181	15,898,065
5.375%, 11/15/29(6)	5,536	6,847,119
5.50%, 2/15/22	8,685	8,923,838
5.875%, 2/15/25	5,730	6,605,200
5.875%, 11/15/28	12,610	15,686,399
Playtika Holding Corp., 4.25%, 3/15/29(6)	14,062	14,044,423
Scripps Escrow, Inc., 5.875%, 7/15/27(6)	7,671	7,949,534
Scripps Escrow II, Inc., 5.375%, 1/15/31(6)	5,490	5,495,133
Sirius XM Radio, Inc.:
4.125%, 7/1/30(6)	12,958	13,385,614
4.625%, 7/15/24(6)	11,738	12,031,450
5.00%, 8/1/27(6)	16,487	17,250,266
Townsquare Media, Inc., 6.875%, 2/1/26(6)	15,374	16,411,745
Univision Communications, Inc., 4.50%, 5/1/29(6)	11,539	11,581,925

		$186,854,124

Building Materials — 1.8%
Builders FirstSource, Inc.:
4.25%, 2/1/32(6)	10,951	$11,211,086
5.00%, 3/1/30(6)	10,586	11,282,241
6.75%, 6/1/27(6)	14,975	16,052,901
Masonite International Corp., 5.375%, 2/1/28(6)	12,664	13,500,521
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(6)	30,485	32,584,197
Standard Industries, Inc.:
4.375%, 7/15/30(6)	20,136	20,767,465
4.75%, 1/15/28(6)	5,000	5,211,350
5.00%, 2/15/27(6)	3,894	4,020,555

		$114,630,316

Cable & Satellite TV — 2.7%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(6)	6,415	$6,626,823
4.50%, 8/15/30(6)	34,399	36,161,949
4.75%, 3/1/30(6)	23,215	24,635,809
5.375%, 6/1/29(6)	4,414	4,816,005
5.75%, 2/15/26(6)	5,805	6,018,740
CSC Holdings, LLC:
3.375%, 2/15/31(6)	8,257	7,855,091
4.125%, 12/1/30(6)	18,990	19,063,681
5.75%, 1/15/30(6)	3,619	3,776,770
5.875%, 9/15/22	15,715	16,458,791
6.50%, 2/1/29(6)	3,831	4,236,454
7.50%, 4/1/28(6)	4,369	4,773,132

Security	Principal Amount* (000’s omitted)		Value
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc., 5.875%, 8/15/27(6)(7)		14,004	$14,496,241
Ziggo B.V.:
4.875%, 1/15/30(6)		6,539	6,765,871
5.50%, 1/15/27(6)		18,403	19,104,062
Ziggo Bond Co., B.V., 6.00%, 1/15/27(6)		3,310	3,454,813

			$178,244,232

Capital Goods — 0.6%
Madison IAQ, LLC:
4.125%, 6/30/28(6)		9,379	$9,404,511
5.875%, 6/30/29(6)		16,016	16,207,391
Patrick Industries, Inc., 4.75%, 5/1/29(6)		12,106	12,372,877

			$37,984,779

Chemicals — 1.8%
Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,050	$26,836,816
NOVA Chemicals Corp., 4.25%, 5/15/29(6)		12,262	12,425,146
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(6)		24,828	25,623,862
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(6)		9,129	9,049,715
SPCM S.A., 4.875%, 9/15/25(6)		7,913	8,111,656
Valvoline, Inc.:
3.625%, 6/15/31(6)		7,931	7,907,960
4.25%, 2/15/30(6)		11,891	12,392,146
W.R. Grace & Co.:
4.875%, 6/15/27(6)		14,574	15,412,005
5.625%, 10/1/24(6)		2,500	2,783,913

			$120,543,219

Consumer Products — 0.1%
Spectrum Brands, Inc.:
5.00%, 10/1/29(6)		2,968	$3,153,307
5.50%, 7/15/30(6)		4,424	4,799,885

			$7,953,192

Containers — 0.7%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(8)(12)	EUR	9,014	$11,014,708
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(6)		5,255	5,432,540
5.25%, 8/15/27(6)		19,072	19,498,974
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,894,689
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,400,188

			$46,241,099

Diversified Financial Services — 2.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		14,324	$15,018,714
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		14,762	15,123,743
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		9,293	9,780,883
6.25%, 5/15/26		11,803	12,422,657
6.375%, 12/15/25		5,685	5,857,767
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(6)(7)		12,728	12,903,010
Mav Acquisition Corp., 8.00%, 8/1/29(6)		15,394	15,084,427

Security	Principal Amount* (000’s omitted)	Value
MoneyGram International, Inc., 5.375%, 8/1/26(6)	9,155	$9,509,756
MSCI, Inc., 3.875%, 2/15/31(6)	11,022	11,726,085
PRA Group, Inc., 7.375%, 9/1/25(6)	19,462	21,042,120

		$128,469,162

Diversified Media — 1.9%
Alliance Data Systems Corp., 4.75%, 12/15/24(6)	8,162	$8,401,799
Cars.com, Inc., 6.375%, 11/1/28(6)	11,371	12,154,860
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(6)	11,778	12,241,582
7.75%, 4/15/28(6)	15,386	16,065,753
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(6)	12,883	13,248,233
National CineMedia, LLC:
5.75%, 8/15/26	12,070	10,089,072
5.875%, 4/15/28(6)	15,402	14,498,288
Terrier Media Buyer, Inc., 8.875%, 12/15/27(6)	21,033	22,521,085
Urban One, Inc., 7.375%, 2/1/28(6)	15,087	16,164,061

		$125,384,733

Energy — 14.0%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(9)	23,440	$23,978,886
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	21,695	23,235,253
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(6)	19,535	20,169,888
7.875%, 5/15/26(6)	3,595	3,989,875
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(6)	5,842	5,967,895
Buckeye Partners, L.P., 4.50%, 3/1/28(6)	11,934	12,154,361
Callon Petroleum Co., 8.00%, 8/1/28(6)	12,674	11,925,664
Centennial Resource Production, LLC:
5.375%, 1/15/26(6)	2,391	2,310,734
6.875%, 4/1/27(6)	14,801	14,596,080
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31(6)	18,911	20,027,695
4.50%, 10/1/29	12,403	13,395,240
5.625%, 10/1/26	8,670	8,963,870
Cheniere Energy, Inc., 4.625%, 10/15/28	10,687	11,296,266
CNX Resources Corp., 6.00%, 1/15/29(6)	13,053	13,857,391
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(6)	19,529	20,314,066
7.75%, 2/15/26(6)	11,543	12,423,385
Continental Resources, Inc.:
4.375%, 1/15/28	10,672	11,835,728
4.90%, 6/1/44	407	470,207
5.75%, 1/15/31(6)	14,411	17,391,843
CrownRock, L.P./CrownRock Finance, Inc.:
5.00%, 5/1/29(6)	17,028	17,828,316
5.625%, 10/15/25(6)	22,448	23,071,493
CVR Energy, Inc., 5.75%, 2/15/28(6)	28,358	27,540,581
DT Midstream, Inc., 4.125%, 6/15/29(6)	14,661	15,056,187
Endeavor Energy Resources, L.P./EER Finance, Inc.:
5.50%, 1/30/26(6)	7,380	7,629,296

Security	Principal Amount* (000’s omitted)	Value
5.75%, 1/30/28(6)	6,019	$6,314,894
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(6)	8,599	8,731,124
4.75%, 1/15/31(6)	8,599	8,761,650
6.00%, 7/1/25(6)	6,182	6,740,420
6.50%, 7/1/27(6)	6,208	6,976,675
EQT Corp.:
5.00%, 1/15/29	3,261	3,691,745
7.625%, 2/1/25	3,437	3,976,472
8.50%, 2/1/30	5,041	6,628,638
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	10,743	11,090,053
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(6)	10,546	10,535,032
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(6)	6,919	7,068,485
6.00%, 2/1/31(6)	5,536	5,795,472
Laredo Petroleum, Inc.:
9.50%, 1/15/25	3,120	3,209,700
10.125%, 1/15/28	4,701	4,954,219
Matador Resources Co., 5.875%, 9/15/26	15,245	15,517,047
MEG Energy Corp.:
5.875%, 2/1/29(6)	7,125	7,375,159
7.125%, 2/1/27(6)	5,461	5,745,709
Nabors Industries, Inc., 9.00%, 2/1/25(6)	6,462	6,682,807
Nabors Industries, Ltd.:
7.25%, 1/15/26(6)	4,657	4,361,863
7.50%, 1/15/28(6)	5,019	4,566,939
Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	31,848	32,476,361
New Fortress Energy, Inc., 6.50%, 9/30/26(6)	22,943	23,207,877
Oasis Petroleum, Inc., 6.375%, 6/1/26(6)	11,243	11,650,784
Occidental Petroleum Corp.:
3.00%, 2/15/27	2,220	2,208,900
3.40%, 4/15/26	6,949	7,027,697
3.50%, 8/15/29	5,213	5,213,443
4.20%, 3/15/48	8,139	7,804,121
4.40%, 8/15/49	6,626	6,439,047
4.625%, 6/15/45	4,425	4,453,763
6.125%, 1/1/31	11,929	14,108,428
6.20%, 3/15/40	4,187	4,862,719
6.375%, 9/1/28	5,072	5,926,936
6.45%, 9/15/36	12,234	14,789,071
6.625%, 9/1/30	13,861	16,931,142
8.50%, 7/15/27	17,429	21,781,021
8.875%, 7/15/30	14,937	20,176,227
Ovintiv, Inc.:
6.50%, 8/15/34	499	667,108
6.50%, 2/1/38	16,570	22,590,784
6.625%, 8/15/37	1,183	1,613,127
8.125%, 9/15/30	2,450	3,377,107
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(6)	25,684	23,532,965
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	19,813	17,757,401

Security	Principal Amount* (000’s omitted)	Value
Precision Drilling Corp.:
6.875%, 1/15/29(6)	9,418	$9,700,540
7.125%, 1/15/26(6)	5,844	6,041,293
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(6)	15,620	11,789,429
8.875%, 11/15/24(6)	4,469	4,597,305
Southwestern Energy Co.:
7.50%, 4/1/26	955	1,008,537
8.375%, 9/15/28	9,390	10,506,095
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(6)	8,331	8,677,986
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29	8,737	8,955,425
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	12,540	12,918,018
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(6)	16,134	16,698,690
4.875%, 2/1/31	856	926,761
5.875%, 4/15/26	6,450	6,756,375
6.50%, 7/15/27	4,107	4,466,363
6.875%, 1/15/29	8,212	9,234,353
TechnipFMC PLC, 6.50%, 2/1/26(6)	3,032	3,250,294
Transocean Guardian, Ltd., 5.875%, 1/15/24(6)	1,938	1,838,972
Transocean Pontus, Ltd., 6.125%, 8/1/25(6)	3,618	3,577,231
Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	11,027	10,778,176
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(6)(7)	11,144	11,408,670
4.125%, 8/15/31(6)(7)	9,904	10,263,020
Western Midstream Operating, L.P., 5.30%, 2/1/30	9,985	11,223,639

		$911,367,504

Entertainment & Film — 0.6%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(6)	5,705	$6,084,325
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(6)(12)	12,717	11,365,819
Cinemark USA, Inc.:
5.25%, 7/15/28(6)	12,691	11,945,848
5.875%, 3/15/26(6)	4,218	4,149,458
8.75%, 5/1/25(6)	3,076	3,295,011

		$36,840,461

Environmental — 1.2%
Clean Harbors, Inc.:
4.875%, 7/15/27(6)	4,075	$4,287,287
5.125%, 7/15/29(6)	4,445	4,849,917
GFL Environmental, Inc.:
3.50%, 9/1/28(6)	14,830	14,897,625
3.75%, 8/1/25(6)	7,155	7,360,706
4.25%, 6/1/25(6)	11,354	11,808,160
4.75%, 6/15/29(6)	21,153	21,891,240
Tervita Corp., 11.00%, 12/1/25(6)	10,157	11,642,461

		$76,737,396

Security	Principal Amount* (000’s omitted)	Value
Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(6)	5,881	$6,375,151
5.875%, 2/15/28(6)	7,375	7,901,907
7.50%, 3/15/26(6)	4,000	4,372,880
Ingles Markets, Inc., 4.00%, 6/15/31(6)	8,368	8,426,911
Murphy Oil USA, Inc.:
4.75%, 9/15/29	5,305	5,640,302
5.625%, 5/1/27	10,031	10,600,560

		$43,317,711

Food, Beverage & Tobacco — 3.8%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	9,939	$10,808,663
HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(6)	15,117	15,280,717
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(6)	23,143	25,863,923
Kraft Heinz Foods Co.:
3.875%, 5/15/27	10,085	11,176,981
4.25%, 3/1/31	22,490	25,977,558
4.375%, 6/1/46	30,500	35,207,330
4.625%, 1/30/29	3,000	3,482,190
4.625%, 10/1/39	4,208	5,004,713
4.875%, 10/1/49	6,500	8,122,226
5.50%, 6/1/50	10,085	13,532,191
Performance Food Group, Inc.:
4.25%, 8/1/29(6)	24,007	24,427,122
5.50%, 10/15/27(6)	15,524	16,190,341
6.875%, 5/1/25(6)	9,425	10,059,020
Post Holdings, Inc.:
4.50%, 9/15/31(6)	14,331	14,521,459
4.625%, 4/15/30(6)	15,117	15,420,776
US Foods, Inc., 4.75%, 2/15/29(6)	12,666	12,935,152

		$248,010,362

Gaming — 2.3%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(6)	22,288	$23,564,656
8.125%, 7/1/27(6)	23,616	26,000,980
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(6)	15,909	16,058,715
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(6)	25,715	25,789,188
MGM Resorts International, 4.75%, 10/15/28	15,992	16,854,368
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(6)	20,302	21,948,594
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	16,602	17,447,042

		$147,663,543

Healthcare — 9.1%
AdaptHealth, LLC:
4.625%, 8/1/29(6)	4,011	$4,000,912
6.125%, 8/1/28(6)	6,030	6,346,696
AMN Healthcare, Inc.:
4.00%, 4/15/29(6)	10,075	10,362,792
4.625%, 10/1/27(6)	4,205	4,392,879

Security	Principal Amount* (000’s omitted)	Value
Bausch Health Americas, Inc.:
8.50%, 1/31/27(6)	18,651	$20,189,707
9.25%, 4/1/26(6)	4,735	5,131,556
Bausch Health Cos., Inc.:
5.25%, 1/30/30(6)	4,352	4,101,368
5.25%, 2/15/31(6)	4,352	4,085,636
5.50%, 11/1/25(6)	7,041	7,199,739
5.75%, 8/15/27(6)	2,927	3,090,312
6.25%, 2/15/29(6)	4,594	4,576,635
7.00%, 1/15/28(6)	3,834	4,031,336
7.25%, 5/30/29(6)	4,201	4,362,886
9.00%, 12/15/25(6)	16,210	17,321,844
Centene Corp.:
2.50%, 3/1/31	23,695	23,759,332
3.00%, 10/15/30	21,528	22,403,328
3.375%, 2/15/30	29,751	31,082,804
4.25%, 12/15/27	7,680	8,112,000
4.625%, 12/15/29	14,039	15,403,591
CHS/Community Health Systems, Inc.:
6.125%, 4/1/30(6)	10,912	11,068,860
6.875%, 4/15/29(6)	16,636	17,564,954
DaVita, Inc.:
3.75%, 2/15/31(6)	8,486	8,251,744
4.625%, 6/1/30(6)	7,003	7,248,105
Emergent BioSolutions, Inc., 3.875%, 8/15/28(6)	14,350	14,290,878
Encompass Health Corp.:
4.50%, 2/1/28	3,433	3,570,320
4.625%, 4/1/31	7,698	8,382,737
4.75%, 2/1/30	18,501	19,796,070
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)	12,949	12,887,428
HCA, Inc.:
3.50%, 9/1/30	9,000	9,779,175
5.375%, 9/1/26	11,055	12,865,256
5.625%, 9/1/28	8,537	10,277,011
5.875%, 2/15/26	13,250	15,419,688
5.875%, 2/1/29	7,681	9,409,225
Jazz Securities DAC, 4.375%, 1/15/29(6)	13,519	14,108,969
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(6)	3,593	3,613,929
6.75%, 4/15/25(6)	3,963	4,201,513
LifePoint Health, Inc., 5.375%, 1/15/29(6)	14,111	14,058,366
ModivCare, Inc., 5.875%, 11/15/25(6)	11,006	11,713,080
Molina Healthcare, Inc.:
3.875%, 11/15/30(6)	27,471	29,177,499
4.375%, 6/15/28(6)	17,866	18,714,635
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(6)	25,776	25,063,294
Owens & Minor, Inc., 4.50%, 3/31/29(6)	8,390	8,610,531
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)	10,708	11,393,044
Team Health Holdings, Inc., 6.375%, 2/1/25(6)	27,627	25,658,991

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp.:
4.625%, 9/1/24(6)		1,949	$1,995,289
4.625%, 6/15/28(6)		3,274	3,392,273
4.875%, 1/1/26(6)		11,694	12,088,673
5.125%, 11/1/27(6)		11,694	12,264,083
6.75%, 6/15/23		4,510	4,898,988
US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)		16,369	17,044,221
Varex Imaging Corp., 7.875%, 10/15/27(6)		11,104	12,425,689

			$591,189,871

Homebuilders & Real Estate — 4.3%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(6)		11,701	$12,155,584
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)		10,480	10,964,700
Diversified Healthcare Trust, 4.375%, 3/1/31		3,970	3,880,735
Dycom Industries, Inc., 4.50%, 4/15/29(6)		13,448	13,633,515
Empire Communities Corp., 7.00%, 12/15/25(6)		15,682	16,583,793
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)		16,834	17,217,647
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(6)		8,341	8,334,327
6.00%, 4/15/25(6)		12,725	13,410,114
M/I Homes, Inc., 4.95%, 2/1/28		12,706	13,346,065
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		6,735	7,184,763
5.625%, 5/1/24		11,505	12,467,566
5.75%, 2/1/27		4,084	4,570,262
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(6)		1,263	1,273,837
6.25%, 6/15/25(6)		8,819	9,384,563
Service Properties Trust:
3.95%, 1/15/28		11,140	10,457,675
4.95%, 10/1/29		516	501,320
5.00%, 8/15/22		8,403	8,540,137
5.50%, 12/15/27		3,029	3,234,221
7.50%, 9/15/25		15,222	17,177,274
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(6)		6,217	7,022,381
5.875%, 6/15/27(6)		10,898	12,336,046
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(6)		2,441	2,517,281
4.125%, 8/15/30(6)		8,359	8,805,663
4.25%, 12/1/26(6)		12,627	13,151,399
4.625%, 12/1/29(6)		17,945	19,257,856
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(8)	EUR	27,700	32,814,093
3.50%, 11/1/25(8)	EUR	700	839,716

			$281,062,533

Security	Principal Amount* (000’s omitted)	Value
Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)	21,755	$22,735,063
AmWINS Group, Inc., 4.875%, 6/30/29(6)	7,924	8,092,385
BroadStreet Partners, Inc., 5.875%, 4/15/29(6)	13,898	14,089,931
GTCR AP Finance, Inc., 8.00%, 5/15/27(6)	16,039	17,063,090

		$61,980,469

Leisure — 2.5%
Carnival Corp.:
5.75%, 3/1/27(6)	13,340	$13,573,450
7.625%, 3/1/26(6)	5,348	5,655,510
11.50%, 4/1/23(6)	4,086	4,612,073
Life Time, Inc.:
5.75%, 1/15/26(6)	12,585	12,820,780
8.00%, 4/15/26(6)	13,100	13,738,625
NCL Corp., Ltd.:
3.625%, 12/15/24(6)	8,076	7,693,198
5.875%, 3/15/26(6)	6,558	6,615,382
10.25%, 2/1/26(6)	8,375	9,578,906
NCL Finance, Ltd., 6.125%, 3/15/28(6)	3,490	3,529,402
Powdr Corp., 6.00%, 8/1/25(6)	15,298	16,073,456
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28	6,862	6,489,071
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)	13,854	14,098,107
Viking Cruises, Ltd.:
5.875%, 9/15/27(6)	28,925	27,551,062
6.25%, 5/15/25(6)	8,680	8,649,099
7.00%, 2/15/29(6)	6,622	6,672,559
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	4,254,232

		$161,604,912

Metals & Mining — 2.2%
Constellium SE:
5.625%, 6/15/28(6)	3,000	$3,206,265
5.875%, 2/15/26(6)	8,394	8,626,934
Eldorado Gold Corp., 9.50%, 6/1/24(6)	7,780	8,430,758
First Quantum Minerals, Ltd.:
7.25%, 4/1/23(6)	7,613	7,765,260
7.50%, 4/1/25(6)	11,684	12,128,985
Freeport-McMoRan, Inc., 5.45%, 3/15/43	16,137	20,765,414
Hudbay Minerals, Inc.:
4.50%, 4/1/26(6)	10,856	11,059,550
6.125%, 4/1/29(6)	13,706	14,802,480
New Gold, Inc.:
6.375%, 5/15/25(6)	3,592	3,704,250
7.50%, 7/15/27(6)	20,492	22,122,549

Security	Principal Amount* (000’s omitted)	Value
Novelis Corp.:
3.25%, 11/15/26(6)(7)	6,885	$6,997,122
4.75%, 1/30/30(6)	15,432	16,452,904
5.875%, 9/30/26(6)	7,032	7,306,072

		$143,368,543

Paper — 0.4%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(6)	25,273	$26,259,911

		$26,259,911

Restaurant — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(6)	17,005	$17,173,434
4.00%, 10/15/30(6)	21,200	21,170,108
4.375%, 1/15/28(6)	7,702	7,827,543
5.75%, 4/15/25(6)	2,861	3,023,219
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(6)	5,412	5,256,405
Dave & Buster’s, Inc., 7.625%, 11/1/25(6)	22,946	24,360,824
IRB Holding Corp., 7.00%, 6/15/25(6)	5,836	6,229,930
Yum! Brands, Inc., 3.625%, 3/15/31	10,596	10,821,165

		$95,862,628

Services — 4.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	18,724	$19,253,421
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(6)	12,150	12,180,740
6.625%, 7/15/26(6)	22,670	24,030,200
9.75%, 7/15/27(6)	16,398	18,008,530
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(6)	11,768	11,826,840
4.625%, 6/1/28(6)	7,816	7,825,770
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(6)	3,773	3,827,237
5.75%, 7/15/27(6)	4,829	5,055,842
5.75%, 7/15/27(6)	6,080	6,338,582
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	25,226	25,385,933
Gartner, Inc.:
3.625%, 6/15/29(6)	4,186	4,290,650
3.75%, 10/1/30(6)	6,252	6,432,777
4.50%, 7/1/28(6)	8,049	8,521,879
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	26,286	27,181,038
Korn Ferry, 4.625%, 12/15/27(6)	12,207	12,645,475
NESCO Holdings II, Inc., 5.50%, 4/15/29(6)	12,412	12,831,215
Sabre GLBL, Inc., 9.25%, 4/15/25(6)	8,938	10,468,811
SRS Distribution, Inc., 6.125%, 7/1/29(6)	12,045	12,342,511
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(6)	8,929	9,074,096
Terminix Co., LLC (The), 7.45%, 8/15/27	19,140	22,580,128
Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	13,390	14,041,089
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	12,048	12,620,280

Security	Principal Amount* (000’s omitted)	Value
WESCO Distribution, Inc.:
7.125%, 6/15/25(6)	8,903	$9,581,809
7.25%, 6/15/28(6)	7,946	8,855,221
White Cap Buyer, LLC, 6.875%, 10/15/28(6)	6,015	6,428,712
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(12)	6,938	7,163,867

		$318,792,653

Steel — 1.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	9,369	$10,212,632
Allegheny Technologies, Inc.:
5.875%, 12/1/27	2,447	2,566,560
7.875%, 8/15/23	5,718	6,270,759
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	6,886	7,580,901
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(6)	24,527	26,501,791
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	18,189	19,440,949
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(6)	8,081	8,960,132
TMS International Corp., 6.25%, 4/15/29(6)	6,021	6,328,071

		$87,861,795

Super Retail — 2.1%
Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	8,100	$8,341,623
Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	9,199	9,474,326
L Brands, Inc.:
6.625%, 10/1/30(6)	8,425	9,730,875
6.75%, 7/1/36	3,883	4,956,203
6.875%, 11/1/35	14,610	18,820,748
6.95%, 3/1/33	4,219	5,163,634
7.60%, 7/15/37	1,923	2,465,517
9.375%, 7/1/25(6)	2,779	3,605,753
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(6)	12,103	12,423,911
Lithia Motors, Inc.:
3.875%, 6/1/29(6)	6,549	6,905,724
4.375%, 1/15/31(6)	11,784	12,866,537
4.625%, 12/15/27(6)	3,872	4,123,854
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(6)	15,916	16,546,433
7.75%, 2/15/29(6)	12,810	14,062,113
Victoria’s Secret & Co., 4.625%, 7/15/29(6)	9,261	9,285,403

		$138,772,654

Technology — 2.6%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)	13,576	$13,622,158
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(6)	17,280	17,650,138
4.00%, 7/1/29(6)	7,232	7,447,116
CDK Global, Inc., 5.25%, 5/15/29(6)	8,876	9,683,184
Endure Digital, Inc., 6.00%, 2/15/29(6)	9,071	8,822,046
Imola Merger Corp., 4.75%, 5/15/29(6)	26,825	27,723,235
LogMeIn, Inc., 5.50%, 9/1/27(6)	19,097	19,861,835

Security	Principal Amount* (000’s omitted)		Value
ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	$14,840,562
Open Text Corp., 3.875%, 2/15/28(6)		7,623	7,887,213
Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	6,895,313
Presidio Holdings, Inc.:
4.875%, 2/1/27(6)		1,858	1,918,933
8.25%, 2/1/28(6)		14,939	16,283,958
VM Consolidated, Inc., 5.50%, 4/15/29(6)		16,276	16,642,047

			$169,277,738

Telecommunications — 4.4%
Altice France Holding S.A., 10.50%, 5/15/27(6)		11,966	$13,178,395
Altice France S.A.:
5.125%, 7/15/29(6)		7,505	7,569,993
5.50%, 1/15/28(6)		6,163	6,325,488
7.375%, 5/1/26(6)		6,240	6,497,400
8.125%, 2/1/27(6)		23,848	25,852,305
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)		25,353	26,684,033
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(6)		8,082	8,290,799
Level 3 Financing, Inc.:
4.25%, 7/1/28(6)		24,265	24,735,134
5.25%, 3/15/26		8,495	8,782,726
Sprint Capital Corp., 6.875%, 11/15/28		21,921	28,307,903
Sprint Corp.:
7.125%, 6/15/24		7,445	8,569,195
7.625%, 2/15/25		14,960	17,654,371
7.625%, 3/1/26		6,584	8,050,816
7.875%, 9/15/23		20,119	22,787,785
T-Mobile USA, Inc.:
2.25%, 2/15/26		8,420	8,526,260
2.625%, 2/15/29		10,523	10,539,626
2.875%, 2/15/31		6,314	6,357,598
Telecom Italia Capital S.A., 6.00%, 9/30/34		7,220	8,300,112
Telecom Italia SpA, 5.303%, 5/30/24(6)		9,431	10,238,817
Virgin Media Finance PLC, 5.00%, 7/15/30(6)		8,222	8,376,163
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	7,258	10,288,381
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		6,250	6,376,906
Zayo Group Holdings, Inc., 6.125%, 3/1/28(6)		6,246	6,364,112

			$288,654,318

Transport Excluding Air & Rail — 0.2%
Seaspan Corp., 5.50%, 8/1/29(6)		16,368	$16,342,793

			$16,342,793

Utility — 2.9%
Calpine Corp.:
4.50%, 2/15/28(6)		8,179	$8,434,594
4.625%, 2/1/29(6)		9,552	9,443,012
5.00%, 2/1/31(6)		11,673	11,830,410
5.125%, 3/15/28(6)		11,510	11,669,011
5.25%, 6/1/26(6)		4,855	5,007,253
Drax Finco PLC, 6.625%, 11/1/25(6)		8,565	8,832,656

Security	Principal Amount* (000’s omitted)	Value
FirstEnergy Corp., Series B, 4.40%, 7/15/27	16,324	$18,207,756
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(6)	8,263	8,447,678
NRG Energy, Inc.:
3.375%, 2/15/29(6)	6,548	6,531,630
3.625%, 2/15/31(6)	10,913	11,010,398
5.25%, 6/15/29(6)	4,920	5,283,514
5.75%, 1/15/28	8,150	8,680,076
7.25%, 5/15/26	12,781	13,311,220
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)	10,432	10,788,826
TerraForm Power Operating, LLC:
4.25%, 1/31/23(6)	4,625	4,759,703
4.75%, 1/15/30(6)	5,000	5,275,000
5.00%, 1/31/28(6)	13,722	14,838,834
Vistra Operations Co., LLC:
4.375%, 5/1/29(6)	14,285	14,675,552
5.00%, 7/31/27(6)	9,285	9,609,836

		$186,636,959

Total Corporate Bonds (identified cost $5,319,602,129)		$5,585,406,464

Exchange-Traded Funds — 1.3%

Security	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	762,266	$83,673,939

Total Exchange-Traded Funds (identified cost $83,017,323)		$83,673,939

Preferred Stocks — 0.4%

Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	898,591	$27,901,250

		$27,901,250

Total Preferred Stocks (identified cost $25,216,937)		$27,901,250

Senior Floating-Rate Loans— 7.7%(13)

Borrower/Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 5/30/25	$5,182	$5,095,907

		$5,095,907

Air Transportation — 0.7%
Air Canada, Term Loan, 7/27/28(14)	$12,529	$12,565,547
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	23,010	24,440,597
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	10,000	10,576,250

		$47,582,394

Borrower/Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$15,022	$15,000,763
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	11,995	12,047,478

		$27,048,241

Broadcasting — 0.2%
Playtika Holding Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$13,352	$13,277,380

		$13,277,380

Cable & Satellite TV — 0.2%
DIRECTV Financing, LLC, Term Loan, 7/22/27(14)	$10,186	$10,180,265

		$10,180,265

Food, Beverage & Tobacco — 0.3%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$22,672	$22,815,399

		$22,815,399

Gaming — 0.2%
Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	$4,579	$4,575,446
Golden Nugget, Inc., Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23	126	139,369
Spectacle Gary Holdings, LLC:
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	6,813	7,426,479
Term Loan, 11.00%, (1 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	494	538,151

		$12,679,445

Healthcare — 1.1%
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$14,904	$12,787,241
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	34,250	34,328,501
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	4,319	4,294,893
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 11/16/25	8,124	8,065,822
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	15,639	15,639,000

		$75,115,457

Hotels — 0.3%
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$18,730	$18,041,975

		$18,041,975

Insurance — 0.9%
Asurion, LLC:
Term Loan, 7/31/27(14)	$9,850	$9,686,866
Term Loan - Second Lien, 1/31/28(14)	26,480	26,386,208
Term Loan - Second Lien, 1/20/29(14)	13,286	13,252,785
Sedgwick Claims Management Services, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/31/25	11,428	11,264,407

		$60,590,266

Borrower/Description	Principal Amount (000’s omitted)	Value
Metals & Mining — 0.2%
American Rock Salt Company, LLC, Term Loan, 6/4/28(14)	$12,646	$12,685,519

		$12,685,519

Restaurant — 0.5%
IRB Holding Corp.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	$14,809	$14,739,916
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	14,880	14,849,661

		$29,589,577

Services — 0.7%
AlixPartners, LLP, Term Loan, 2/4/28(14)	$13,539	$13,472,997
SRS Distribution, Inc., Term Loan, 6/2/28(14)	15,951	15,861,276
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(14)	15,977	16,276,974

		$45,611,247

Super Retail — 0.4%
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$24,078	$24,095,553

		$24,095,553

Technology — 1.4%
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	$12,616	$12,465,302
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	25,868	25,789,833
Presidio Holdings, Inc., Term Loan, 3.628%, (USD LIBOR + 3.50%), 1/22/27(15)	7,932	7,905,967
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	14,340	14,267,311
Riverbed Technology, Inc.:
Term Loan, 12/31/25(14)	10,748	10,177,969
Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	11,358	8,994,310
SS&C Technologies, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25	14,050	13,856,937

		$93,457,629

Telecommunications — 0.1%
Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	$5,643	$5,697,637

		$5,697,637

Total Senior Floating-Rate Loans (identified cost $506,735,456)		$503,563,891

Miscellaneous — 0.5%

Security	Principal Amount/ Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(5)	11,599,560	$0

		$0

Gaming — 0.5%
PGP Investors, LLC, Membership Interests(1)(4)(5)	55,373	$28,763,660

		$28,763,660

Services — 0.0%(3)
Hertz Corp., Escrow Certificates(1)	$3,679,000	$303,517

		$303,517

Total Miscellaneous (identified cost $6,486,941)		$29,067,177

Short-Term Investments — 4.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(16)	261,709,933	$261,709,933

Total Short-Term Investments (identified cost $261,709,933)		$261,709,933

Total Investments — 101.8% (identified cost $6,320,429,366)		$6,632,249,075

Other Assets, Less Liabilities — (1.8)%		$(117,048,725)

Net Assets — 100.0%		$6,515,200,350

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	Amount is less than 0.05%.

(4)	Restricted security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $4,069,755,538 or 62.5% of the Fund’s net assets.

(7)	When-issued security.

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $83,655,979 or 1.3% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(15)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(17)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,700,525	CAD	7,161,000	State Street Bank and Trust Company	10/29/21	$—	$(38,912)
USD	74,147,699	EUR	62,648,292	State Street Bank and Trust Company	10/29/21	—	(296,290)
USD	10,246,788	GBP	7,378,664	State Street Bank and Trust Company	10/29/21	—	(11,493)

						$—	$(346,695)

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At July 31, 2021, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$18,931	$4,804,479
HF Holdings, Inc.	10/27/09	3,400	182,661	194,208
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0

Total Common Stocks			$8,541,716	$4,998,687

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15 4/23/18, 11/30/20	55,373	$6,486,941	$28,763,660

Total Miscellaneous			$6,486,941	$28,763,660

Total Restricted Securities			$17,956,657	$33,762,347

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2021, the value of the Fund’s investment in affiliated funds was $261,709,933, which represents 4.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$156,720,062	$2,140,073,882	$(2,035,081,597)	$(2,414)	$—	$261,709,933	$160,171	261,709,933

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$73,174,777	$24,650,263	$4,998,687	$102,823,727
Convertible Bonds	—	10,848,604	—	10,848,604
Convertible Preferred Stocks	27,254,090	—	0	27,254,090
Corporate Bonds	—	5,585,406,464	—	5,585,406,464
Exchange-Traded Funds	83,673,939	—	—	83,673,939
Preferred Stocks	27,901,250	—	—	27,901,250
Senior Floating-Rate Loans	—	503,563,891	—	503,563,891
Miscellaneous	—	303,517	28,763,660	29,067,177
Short-Term Investments	—	261,709,933	—	261,709,933
Total Investments	$212,004,056	$6,386,482,672	$33,762,347	$6,632,249,075

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(346,695)	$—	$(346,695)
Total	$—	$(346,695)	$—	$(346,695)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.